Expense Example - Investor A, C and Institutional - BlackRock Short-Term Municipal Fund	Oct. 28, 2020 USD ($)
Investor C Shares
Expense Example:
Expense Example, with Redemption, 1 Year	$ 238
Expense Example, with Redemption, 3 Years	446
Expense Example, with Redemption, 5 Years	775
Expense Example, with Redemption, 10 Years	1,707
Institutional Shares
Expense Example:
Expense Example, with Redemption, 1 Year	37
Expense Example, with Redemption, 3 Years	138
Expense Example, with Redemption, 5 Years	248
Expense Example, with Redemption, 10 Years	569
Investor A Shares
Expense Example:
Expense Example, with Redemption, 1 Year	360
Expense Example, with Redemption, 3 Years	498
Expense Example, with Redemption, 5 Years	648
Expense Example, with Redemption, 10 Years	$ 1,082